Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 135,843,750.00
Previously Paid Amount	(0)
Total Fee Amount	18,760.03
Total Offset Amount	(0)
Net Fee	$ 18,760.03